Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Preparation [Abstract]
Summary Of Reconciliation Of The Consolidated Financial Statements

A reconciliation of the consolidated financial statements for the year ended 31 December 2020, prepared before and after the value allocation exercise for the aforementioned acquisitions, is shown below:

(In Euros)	31 December 2020	Effect of IFRS 3	31 December 2020 restated
Assets

Non-Current Assets
Property, plant and equipment	5,422,319	—	5,422,319
Right-of-use assets	3,844,761	—	3,844,761
Intangible assets	22,958,386	162,543	23,120,929
Goodwill	6,276,040	(121,907)	6,154,133
Investment in joint venture	—	—	—
Non-current financial assets	864,772	—	864,772
Tax credit receivables	923,441	—	923,441

Total Non-Current Assets	40,289,719	40,636	40,330,355

Liabilities

Non-Current Liabilities
Loans and borrowings	9,744,462	—	9,744,462
Derivative warrant liabilities	—	—	—
Convertible bonds	26,145,982	—	26,145,982
Lease liabilities	3,433,236	—	3,433,236
Put option liabilities	6,338,520	—	6,338,520
Provisions	230,886	—	230,886
Goverment grants	—	—	—
Deferred tax liabilities	—	40,636	40,636

Total Non-Current Liabilities	45,893,086	40,636	45,933,722